ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details)	Dec. 24, 2024	Apr. 21, 2021	Mar. 31, 2020 shares unit
Organization And Description Of The Business [Line Items]
Class A shares received by Brookfield and its subsidiaries (in shares)			13,700,000
Class A shares received by the partnership (in shares)			32,600,000
Conversion ratio		0.25
Exchange ratio		1
Class Exchangeable Shares
Organization And Description Of The Business [Line Items]
Redeemable and exchangeable partnership units, exchange ratio	1
BIPC Exchangeable Share
Organization And Description Of The Business [Line Items]
Number of voting share			1
Number of units held | unit			9
Voting interest (%)	75.00%
BIHC Exchangeable Share
Organization And Description Of The Business [Line Items]
Number of voting share			1
Exchangeable Shares
Organization And Description Of The Business [Line Items]
Voting interest (%)	25.00%